Long-term debt (Tables)	3 Months Ended
Mar. 31, 2023
Long-term debt
Schedule of long-term debt

Long-term debt

in € THOUS

	March 31,	December 31,
	2023	2022

Schuldschein loans	224,628	224,612
Bonds	7,331,094	7,389,365
Accounts Receivable Facility	321,767	93,725
Other	146,776	157,094
Long-term debt	8,024,265	7,864,796
Less current portion	(696,679)	(694,062)
Long-term debt, less current portion	7,327,586	7,170,734

Schedule of accounts receivable facility

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	March 31, 2023		March 31, 2023

Accounts Receivable Facility	$900,000	€827,586	$350,000	€321,839

	Maximum amount available (1)		Balance outstanding (2)
	December 31, 2022		December 31, 2022

Accounts Receivable Facility	$900,000	€843,804	$100,000	€93,756

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.